RELATED-PARTY TRANSACTIONS (Details) ₽ in Millions, $ in Millions	7 Months Ended	12 Months Ended
	Jul. 23, 2020 RUB (₽)	Dec. 31, 2022 RUB (₽)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2022 USD ($)
Yandex.Market
RELATED-PARTY TRANSACTIONS
Online advertising revenue	₽ 290
Revenue from subleasing and other services	1,141
Outsource services	8
Yandex.Money
RELATED-PARTY TRANSACTIONS
Revenue from subleasing and other services	22
Fees for online payment commissions	314
Outsource services	₽ 86
ClickHouse Inc
RELATED-PARTY TRANSACTIONS
Prepaid expenses and other current assets				₽ 51
ClickHouse Inc | Technical Support Services
RELATED-PARTY TRANSACTIONS
Receivable amount		₽ 42	$ 0.6	22
Senior employees
RELATED-PARTY TRANSACTIONS
Loans granted to related parties		₽ 38		₽ 329	$ 0.5
Interest rate, maximum		3.00%			3.00%